ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 95.8%

Aerospace/Defense – 5.3%
Boeing Co. (The)	2,870	$428,032
Lockheed Martin Corp.	2,769	938,553
United Technologies Corp.	8,656	816,520
Total Aerospace/Defense		2,183,105

Agriculture – 3.4%
Philip Morris International, Inc.	18,952	1,382,738

Banks – 11.7%
Bank of America Corp.	24,989	530,517
Bank of New York Mellon Corp. (The)	22,305	751,232
Goldman Sachs Group, Inc. (The)	5,665	875,752
JPMorgan Chase & Co.	19,124	1,721,734
PNC Financial Services Group, Inc. (The)	9,871	944,852
Total Banks		4,824,087

Commercial Services – 0.9%
IHS Markit Ltd.	5,992	359,520

Diversified Financial Services – 2.2%
Intercontinental Exchange, Inc.	11,077	894,468

Electric – 0.6%
Xcel Energy, Inc.	3,725	224,617

Electrical Components & Equipment – 1.7%
AMETEK, Inc.	9,812	706,660

Electronics – 2.2%
Flex Ltd.*	105,357	882,365

Engineering & Construction – 0.9%
KBR, Inc.	18,742	387,585

Food – 3.0%
Mondelez International, Inc., Class A	12,887	645,381
US Foods Holding Corp.*	33,953	601,308
Total Food		1,246,689

Healthcare - Products – 2.7%
Alcon, Inc. (Switzerland)*	10,731	545,349
Medtronic PLC	6,342	571,922
Total Healthcare - Products		1,117,271

Healthcare - Services – 2.0%
Anthem, Inc.	3,662	831,420

Insurance – 4.0%
Chubb Ltd.	5,695	636,074
Prudential Financial, Inc.	8,547	445,641
Willis Towers Watson PLC	3,292	559,146
Total Insurance		1,640,861

Internet – 8.4%
Alibaba Group Holding Ltd. (China)*(a)	4,110	799,313
Alphabet, Inc., Class A*	1,116	1,296,736
Amazon.com, Inc.*	302	588,816
Facebook, Inc., Class A*	4,479	747,097
Total Internet		3,431,962

Media – 2.3%
Comcast Corp., Class A	27,599	948,854

Miscellaneous Manufacturing – 1.8%
General Electric Co.	26,734	212,268
Parker-Hannifin Corp.	4,153	538,769
Total Miscellaneous Manufacturing		751,037

Oil & Gas – 4.5%
Chevron Corp.	14,476	1,048,931
EOG Resources, Inc.	10,568	379,602
Valero Energy Corp.	9,616	436,182
Total Oil & Gas		1,864,715

Pharmaceuticals – 12.0%
AstraZeneca PLC (United Kingdom)(a)(b)	22,027	983,726
Cigna Corp.	5,366	950,748
CVS Health Corp.	16,426	974,554
Roche Holding AG (Switzerland)(a)	19,649	797,160
Sanofi (France)(a)	27,624	1,207,721
Total Pharmaceuticals		4,913,909

REITS – 3.6%
American Tower Corp.	6,831	1,487,450

Retail – 7.9%
Dollar General Corp.	6,683	1,009,200
Target Corp.	10,262	954,058
TJX Cos., Inc. (The)	6,555	313,395
Walmart, Inc.	8,662	984,176
Total Retail		3,260,829

Semiconductors – 4.6%
KLA Corp.	4,242	609,745
Microchip Technology, Inc.(b)	7,586	514,331
Taiwan Semiconductor Manufacturing Co Ltd. (Taiwan)(a)	16,193	773,863
Total Semiconductors		1,897,939

Software – 6.2%
Fidelity National Information Services, Inc.	6,036	734,219
Microsoft Corp.	11,405	1,798,683
Total Software		2,532,902

Telecommunications – 3.9%
Verizon Communications, Inc.	29,998	1,611,793
Total Common Stocks
(Cost $42,416,509)		39,382,776

MONEY MARKET FUND – 2.0%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.29%(c) (Cost $807,589)	807,589	807,589

Total Investments – 97.8%
(Cost $43,224,098)		40,190,365
Other Assets in Excess of Liabilities – 2.2%		907,925
Net Assets – 100.0%		$41,098,290

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,468,056; the aggregate market value of the collateral held by the fund is $1,505,583. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,505,583.
(c)	Rate shown reflects the 7-day yield as of March 31, 2020.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$39,382,776	$–	$–	$39,382,776
Money Market Fund	807,589	–	–	807,589
Total	$40,190,365	$–	$–	$40,190,365

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	5.3%
Agriculture	3.4
Banks	11.7
Commercial Services	0.9
Diversified Financial Services	2.2
Electric	0.6
Electrical Components & Equipment	1.7
Electronics	2.2
Engineering & Construction	0.9
Food	3.0
Healthcare – Products	2.7
Healthcare – Services	2.0
Insurance	4.0
Internet	8.4
Media	2.3
Miscellaneous Manufacturing	1.8
Oil & Gas	4.5
Pharmaceuticals	12.0
REITS	3.6
Retail	7.9
Semiconductors	4.6
Software	6.2
Telecommunications	3.9
Money Market Fund	2.0
Total Investments	97.8
Other Assets in Excess of Liabilities	2.2
Net Assets	100.0%